CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Operating activities
Profit before tax		$ 785		$ 704		$ 559
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss, net		811		731		729
Gain on disposal of non-current assets		(2)		(5)		(46)
Gain on disposal of subsidiaries		(400)		(145)		0
Finance costs		535		495		531
Finance income		(52)		(49)		(60)
Other non-operating loss / (gain), net		130		(31)		(20)
Net foreign exchange loss / (gain)		41		(9)		(81)
Listing expense		162		0		0
Changes in trade and other receivables and prepayments		(145)		(81)		(1)
Changes in inventories		(16)		(9)		(19)
Changes in trade and other payables		142		130		143
Changes in provisions, pensions and other		96		73		125
Interest paid		(399)		(431)		(489)
Interest received		44		43		53
Income tax paid		(379)		(266)		(264)
Net cash flows from operating activities from continuing operations		1,353		1,150		1,160
Net cash flows from operating activities from discontinued operations		0		0		951
Investing activities
Purchase of property, plant and equipment		(733)		(627)		(531)
Purchase of intangible assets		(216)		(280)		(235)
Payments on deposits		(45)		(19)		(54)
Net outflows on loans granted		(114)		(80)		(66)
Receipts from / (investment in) financial assets		23		92		(147)
Acquisition of a subsidiary, net of cash acquired		(157)		(2)		0
Proceeds from sales of share in subsidiaries, net of cash		441		36		0
Proceeds from sales of property, plant and equipment		10		102		14
Other outflows from investing activities, net		0		0		(1)
Net cash flows used in investing activities from continuing operations		(791)		(778)		(1,020)
Net cash flows used in investing activities from discontinued operations		0		0		(1,217)
Financing activities
Proceeds from borrowings net of fees paid	[1]	971		955		194
Repayment of debt	[2]	(1,296)		(1,333)		(951)
Payments of lease liabilities	[2]	(250)		(150)		(147)
Dividends paid to non-controlling interests		0		(15)		(15)
Share repurchases		(105)		(8)		0
Proceeds from subsidiary listing, net of fees		132		0		0
Net cash flows used in financing activities from continuing operations		(548)		(551)		(919)
Net cash flows used in financing activities from discontinued operations		0		0		(226)
Net increase / (decrease) in cash and cash equivalents		14		(179)		(1,271)
Net foreign exchange difference related to continuing operations		16		(21)		(36)
Net foreign exchange difference related to discontinued operations		0		0		(44)
Cash and cash equivalents classified as discontinued operations/held for sale at the beginning of the period		14		0		146
Cash and cash equivalents classified as held for sale at the end of the period		0		(14)		0
Cash and cash equivalents at beginning of period		1,688	[3]	1,902	[3]	3,107
Cash and cash equivalents at end of period, net of overdraft	[3]	$ 1,732		$ 1,688		$ 1,902

[1]	* Fees paid in 2025 for borrowings were US$9 (2024: US$9, 2023: US$18).
[2]	*** Certain prior period comparatives have been represented to conform with the current year presentation.
[3]	** Overdrawn amount was Nil(2024 US$1, 2023: Nil).